SIGNIFICANT ACCOUNTING POLICIES - PROPERTY, PLANT AND EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2018
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residuals rate	3.00%
Equipment, machinery and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated residuals rate	3.00%
Minimum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated usage period	12 years
Minimum | Equipment, machinery and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated usage period	4 years
Maximum | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Estimated usage period	50 years
Maximum | Equipment, machinery and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated usage period	30 years